EMPLOYEE BENEFITS (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
EMPLOYEE BENEFITS
Total expense	$ 1,179,683	$ 590,457	$ 555,086
Earnings per share, Basic (in dollars per share)	$ 0.07	$ 0.03	$ 0.03
Earnings per share, Diluted (in dollars per share)	$ 0.07	$ 0.03	$ 0.03
Equity Trust Plan
Number of shares withheld by the Company to fulfill tax withholding obligations of the distribution recipients			11,655
Equity Trust Plan | Equity Trust Plan shares | Minimum
Equity Trust Plan
Vesting period	2 years
Equity Trust Plan | Equity Trust Plan shares | Maximum
Equity Trust Plan
Vesting period	5 years
Equity Trust Plan | Key loan officers and sales staff | Equity Trust Plan shares
Equity Trust Plan
Shares purchased for award	27,211
Average price of shares purchased (in dollars per share)	$ 6.67
Distribution of shares to participants	141,606
Total market value of shares at the time of distribution	1,100,000
Number of shares withheld by the Company to fulfill tax withholding obligations of the distribution recipients	48,863
Equity Trust Plan | Key loan officers and sales staff | Equity Trust Plan shares | Minimum
Equity Trust Plan
Vesting period	3 years
Equity Trust Plan | Key loan officers and sales staff | Equity Trust Plan shares | Maximum
Equity Trust Plan
Vesting period	5 years
Stock option awards
Average assumptions used for estimated fair value of stock options using Black-Scholes option pricing model
Risk-free interest rate (as a percent)			2.53%
Expected volatility (as a percent)			36.39%
Expected life			5 years 7 months 6 days
Dividend yield (as a percent)			4.30%
Expected forfeiture rate (as a percent)			3.32%
Stock option awards | Minimum
Equity Trust Plan
Vesting period	3 years
Stock option awards | Maximum
Equity Trust Plan
Vesting period	5 years
Stock option awards | Stock options and awards, stock-based compensation plans
EMPLOYEE BENEFITS
Unrecognized compensation expense, unvested stock options	65,000
Weighted-average period for unrecognized compensation expenses expected to be recognized (in years)	6 months
Restricted stock awards
Equity Trust Plan
Distribution of shares to participants	47,877	12,996	5,658
Restricted stock awards | Stock options and awards, stock-based compensation plans
EMPLOYEE BENEFITS
Unrecognized compensation expense, restricted stock awards	$ 1,400,000
Weighted-average period for unrecognized compensation expenses expected to be recognized (in years)	1 year 9 months 18 days